Short-Term Borrowings	12 Months Ended
Dec. 31, 2016
Short-term Debt [Abstract]
Short-Term Borrowings
Short-Term Borrowings
Short-term borrowings were as follows:

December 31 (In thousands)	2016	2015
Securities sold under agreements to repurchase	$209,795	$254,242
FHLB advances	185,000	140,000
Total short-term borrowings	$394,795	$394,242

The outstanding balances for all short-term borrowings as of December 31, 2016 and 2015 and the weighted-average interest rates as of and paid during each of the years then ended were as follows:

(In thousands)	Repurchase agreements	FHLB Advances
2016
Ending balance	$209,795	$185,000
Highest month-end balance	248,277	185,000
Average daily balance	224,763	15,694
Weighted-average interest rate:
As of year-end	0.17%	0.80%
Paid during the year	0.16%	0.63%
2015
Ending balance	$254,242	$140,000
Highest month-end balance	278,324	140,000
Average daily balance	257,622	1,096
Weighted-average interest rate:
As of year-end	0.17%	0.56%
Paid during the year	0.18%	0.59%

During 2015 and 2016, outstanding FHLB advances were collateralized by investment securities owned by the Corporation’s bank subsidiary and by various loans pledged under a blanket agreement by the Corporation’s bank subsidiary. At December 31, 2016 and 2015, $25 million and $21 million, respectively, of investment securities were pledged as collateral for FHLB advances. At December 31, 2016 and 2015, $1,909 million and $1,985 million, respectively, of commercial real estate and residential mortgage loans were pledged under a blanket agreement to the FHLB by Park’s bank subsidiary. See Note 12 - Repurchase Agreement Borrowings for information related to investment securities collateralizing repurchase agreements.